Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	88 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Variable Portfolio – Managed Risk U.S. Fund Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 1
Average Annual Return, Percent	[1]	11.99%	5.94%	6.64%
Variable Portfolio – Managed Risk U.S. Fund Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class 2
Average Annual Return, Percent		11.70%	5.68%	6.42%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent		25.02%	14.53%	14.39%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		1.25%	(0.33%)	0.94%
Blended Benchmark - 50% S&P 500 Index, 50% Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Blended Benchmark - 50% S&P 500® Index, 50% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		12.65%	7.18%	7.78%

[1]	The returns shown for periods prior to February 20, 2019 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Class 2. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investment-products/variable-products/appended-performance for more information.